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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22213

AlphaMark Investment Trust
(Exact name of registrant as specified in charter)

810 Wright’s Summit Parkway, Ft. Wright, Kentucky	41011
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31, 2017

Date of reporting period:	May 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

AlphaMark Large Cap Growth Fund
Schedule of Investments
May 31, 2017 (Unaudited)

Common Stocks - 95.4%	Shares	Value
Consumer Discretionary - 12.6%
Auto Components - 3.5%
Lear Corporation	5,750	$856,980

Automobiles - 3.3%
General Motors Company	23,125	784,631

Specialty Retail - 3.0%
Ross Stores, Inc.	11,506	735,464

Textiles, Apparel & Luxury Goods - 2.8%
PVH Corporation	6,320	669,604

Consumer Staples - 4.9%
Food Products - 2.0%
Tyson Foods, Inc. - Class A	8,663	496,736

Personal Products - 2.9%
Estée Lauder Companies, Inc. (The) - Class A	7,362	693,059

Energy - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Continental Resources, Inc. *	16,765	630,364
EOG Resources, Inc.	9,093	821,189
Tesoro Corporation	8,972	746,829
		2,198,382
Financials - 11.7%
Banks - 3.1%
Fifth Third Bancorp	31,680	752,083

Diversified Financial Services - 3.1%
Intercontinental Exchange, Inc.	12,655	761,705

Insurance - 2.6%
Fairfax Financial Holdings Ltd.	1,468	642,984

Thrifts & Mortgage Finance - 2.9%
New York Community Bancorp, Inc.	53,850	695,742

AlphaMark Large Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks - 95.4% (Continued)	Shares	Value
Health Care - 11.0%
Biotechnology - 3.4%
Amgen, Inc.	5,274	$818,736

Health Care Providers & Services - 4.0%
Centene Corporation *	13,390	972,516

Pharmaceuticals - 3.6%
Mylan N.V. *	22,782	888,042

Industrials - 12.7%
Air Freight & Logistics - 3.2%
XPO Logistics, Inc. *	14,600	767,960

Airlines - 3.4%
Delta Air Lines, Inc.	16,674	819,194

Commercial Services & Supplies - 2.9%
Waste Management, Inc.	9,710	707,956

Electrical Equipment - 3.2%
Rockwell Automation, Inc.	4,978	790,108

Information Technology - 18.4%
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corporation - Class A	8,892	663,343

IT Services - 3.7%
Total System Services, Inc.	14,900	887,295

Semiconductors & Semiconductor Equipment - 8.9%
Broadcom Ltd.	3,331	797,708
KLA-Tencor Corporation	6,731	700,024
Skyworks Solutions, Inc.	6,200	659,866
		2,157,598
Software - 3.1%
Cadence Design Systems, Inc. *	21,753	764,401

AlphaMark Large Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks - 95.4% (Continued)	Shares	Value
Materials - 7.3%
Chemicals - 3.8%
Celanese Corporation - Series A	5,240	$453,522
Eastman Chemical Company	5,883	471,287
		924,809
Containers & Packaging - 3.5%
Packaging Corporation of America	8,200	837,712

Telecommunication Services - 7.7%
Diversified Telecommunication Services - 7.7%
CenturyLink, Inc.	25,550	637,472
Verizon Communications, Inc.	11,662	543,916
Vonage Holdings Corporation *	99,486	687,448
		1,868,836

Total Common Stocks (Cost $17,509,884)		$23,155,876

Money Market Funds - 4.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.64% (a) (Cost $1,090,968)	1,090,968	$1,090,968

Total Investments at Value - 99.9% (Cost $18,600,852)		$24,246,844

Other Assets in Excess of Liabilities - 0.1%		18,802

Total Net Assets - 100.0%		$24,265,646

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of May 31, 2017.

See accompanying notes to Schedule of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

1. Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund (the “Fund”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities, including common stocks, which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund's investments by security type, as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,395,798	$-	$-	$22,395,798
Money Market Funds	1,008,638	-	-	1,008,638
Total	$23,404,436	$-	$-	$23,404,436

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have any transfers into or out of any Level as of May 31, 2017. The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2017. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2017:

Tax cost of portfolio investments	$18,705,183

Gross unrealized appreciation	$5,294,626
Gross unrealized depreciation	(595,373)

Net unrealized appreciation	$4,699,253

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	July 7, 2017

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	July 7, 2017

*	Print the name and title of each signing officer under his or her signature.